Share Based Compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Based Compensation
Equity-settled plans	$ 13	$ 13
Cash-settled plans	460	497
Total share-based compensation expense	$ 473	$ 510